Annual Operating Expenses - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIP Stock Selector Portfolio	Apr. 30, 2025
VIP Stock Selector Portfolio - Initial Class
Operating Expenses:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.50%
VIP Stock Selector Portfolio - Service Class
Operating Expenses:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[2]
Total annual operating expenses	0.60%
VIP Stock Selector Portfolio - Service Class 2
Operating Expenses:
Management fee	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.75%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.